Note 4 - Intangible Assets and Goodwill (Details Textual) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Amortization of Intangible Assets		$ 64,243	$ 87,203	$ 192,729	$ 261,611
Goodwill, Ending Balance		$ 4,900,873		$ 4,900,873		$ 4,900,873
Ecoark Holdings [Member]
Finite-Lived Intangible Assets Acquired	$ 2,350,000
Goodwill, Ending Balance	$ 4,900,873
Ecoark Holdings [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Ecoark Holdings [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Banner Midstream Corp. [Member]
Amortization of Intangible Assets						348,814	$ 284,855
Goodwill, Ending Balance						$ 4,900,873	$ 4,900,873